PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	September 30, 2018	December 31, 2017
Manufacturing Equipment- Molds	$50,963	$50,963
Accumulated Depreciation	(35,524)	(35,263)
Total	$15,439	$15,700

	December 31, 2017	December 31, 2016
Manufacturing Equipment- Molds	$50,963	$50,963
Accumulated Depreciation	(35,263)	(35,263)
	$15,700	$15,700

Estimated Useful Life [Member]
PROPERTY AND EQUIPMENT (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of September 30, 2018 and December 31, 2017:
Estimated Useful Life
Molds	3 to 7 years
The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:
Estimated Useful Life
Molds	3 to 7 years